UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

The Registrant is filing this Amendment primarily to remove extraneous data included in error as part of the Notes to the Portfolio of Investments on Form N-Q originally made on April 29, 2009. This Form N-Q/A does not materially modify or update the disclosures therein or reflect events occurring after the filing of the original Form N-Q.

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2009

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 38.35%					$42,781,739
(Cost $48,069,896)

Agricultural Products 0.19%					216,448
Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04/15/14	BBB-	270	216,448

Air Freight & Logistics 0.23%					261,234
Fedex Corp.,
Sr Note	7.375	01/15/14	BBB	245	261,234

Airlines 0.69%					772,620
Continental Airlines, Inc.,
Ser 991A	6.545	02/02/19	A-	105	91,834
Delta Airlines, Inc.,
Ser 02G2	6.417	07/02/12	BBB+	405	315,900
Ser 071A	6.821	08/10/22	A-	340	239,936
Northwest Airlines, Inc.,
Ser 07-1	7.027	11/01/19	BBB+	210	124,950

Aluminum 0.18%					197,472
Rio Tinto Alcan, Inc.,
Sr Note	6.125	12/15/33	BBB	285	197,472

Asset Management & Custody Banks 0.63%					701,014
Northern Trust Co.,
Sub Note	6.500	08/15/18	AA-	125	129,088
Rabobank Capital Fund II,
Perpetual Bond (5.260% To 12-31-13 then variable)
(S)	5.260	12/31/49	AA	1,130	571,926

Brewers 0.39%					434,999
Miller Brewing Co.,
Gtd Note (S)	5.500	08/15/13	BBB+	230	219,187
SABmiller PLC,
Note (S)	6.500	07/15/18	BBB+	235	215,812

Cable & Satellite 1.24%					1,386,319
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	BBB+	750	800,066
COX Communications, Inc.,
Bond (S)	8.375	03/01/39	BBB-	140	134,586
Time Warner Cable, Inc.,
Gtd Note	8.750	02/14/19	BBB	170	181,466
Gtd Sr Note	6.750	07/01/18	BBB	285	270,201

Casinos & Gaming 0.21%					238,581
Seminole Tribe of Florida,
Bond (S)	6.535	10/01/20	BBB	315	238,581

Communications Equipment 0.27%					297,976
Cisco Systems, Inc.,
Note	5.900	02/15/39	A+	320	297,976

Construction Materials 0.17%					194,683
CRH America, Inc.,
Gtd. Note	8.125	07/15/18	BBB+	250	194,683

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Consumer Finance 1.05%					1,168,610
American Express Credit Co.,
Sr Note Ser C	7.300	08/20/13	A	360	357,142
American General Finance Corp.,
Note Ser J	6.900	12/15/17	BB+	220	87,474
Ford Motor Credit Co., LLC,
Sr Note	7.375	10/28/09	CCC+	705	561,494
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	250	162,500

Data Processing & Outsourced Services 0.18%					195,986
Fiserv, Inc.,
Gtd Sr Note	6.800	11/20/17	BBB	215	195,986

Department Stores 0.14%					150,643
Macy's Retail Holdings, Inc.,
Gtd Note	7.875	07/15/15	BBB-	210	150,643

Diversified Banks 1.67%					1,857,228
Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then variable) (S)	5.506	12/15/49	A2	370	175,134
HSBC Capital Funding LP,
Perpetual Note (9.547% to 6-30-10 then variable)
(S)	9.547	12/29/49	A	500	351,660
Mizuho Financial Group, Ltd.,
Note	8.375	12/29/49	Aa3	440	418,401
Natixis SA,
Sub Bond (10.000% to 4-30-18 then variable) (S)	10.000	04/30/49	BBB+	200	77,158
Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser MTN (7.640% to 9-29-17 then
variable)	7.640	03/31/49	B+	200	26,000
Silicon Valley Bank,
Sub Note	6.050	06/01/17	BBB	295	230,000
Wachovia Bank NA,
Sub Note	5.850	02/01/37	AA	235	186,972
Sub Note Ser BKNT	6.600	01/15/38	AA	445	391,903

Diversified Chemicals 0.41%					453,777
EI Du Pont De Nemours & Co.,
Sr Note	5.875	01/15/14	A	430	453,777

Diversified Financial Services 2.69%					3,003,927
Bank of America Corp.,
Sr Note	5.650	05/01/18	A	400	338,720
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	BBB	966	960,928
Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18 then variable)	8.400	04/29/49	C	365	127,786
Sr Note	6.875	03/05/38	A	150	130,175
Sr Note	6.125	05/15/18	A	250	215,590
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	BBB	220	142,943
General Electric Capital Corp.,
Sr Note	5.625	05/01/18	AA+	510	436,892
Sr Note Ser A	6.875	01/10/39	AA+	325	263,003

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable)	7.900	05/25/20	BBB+	315	217,306
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)	6.078	01/25/49	BBB+	285	170,584

Drug Retail 0.46%					512,164
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable)	6.302	06/01/37	BBB-	460	282,900
Sr Note	5.750	06/01/17	BBB+	235	229,264

Electric Utilities 3.47%					3,872,936
Commonwealth Edison Co.,
Sec Bond	5.800	03/15/18	BBB+	415	394,211
Connecticut Light & Power Co.,
Note Ser 09-A	5.500	02/01/19	BBB+	145	144,521
Duke Energy Corp.,
Sr Note	6.300	02/01/14	BBB+	225	233,753
FPL Energy National Wind LLC,
Sr Sec Note (S)	5.608	03/10/24	BBB-	210	167,181
FPL Group Capital, Inc.,
Gtd Note	7.875	12/15/15	A-	145	163,878
Israel Electric Corp., Ltd.,
Sec Note (S)	7.250	01/15/19	BBB	200	191,140
ITC Holdings Corp.,
Sr Note (S)	5.875	09/30/16	BBB-	95	88,567
Monongahela Power Co.,
Note (S)	7.950	12/15/13	BBB+	395	422,560
Monterrey Power SA de CV,
Sr Sec Bond (S)	9.625	11/15/09	BBB+	388	397,697
Nevada Power Co.,
Mtg Note Ser L	5.875	01/15/15	BBB	220	204,810
Oncor Electric Delivery Co.,
Sr Sec Note	6.375	05/01/12	BBB+	490	489,795
Pepco Holdings, Inc.,
Note	6.450	08/15/12	BBB-	325	317,311
Southern Power Co.,
Sr Note Ser D	4.875	07/15/15	BBB+	430	392,071
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01/02/17	BBB	272	265,441

Electrical Components & Equipment 0.44%					494,279
Thomas & Betts Corp.,
Sr Note	7.250	06/01/13	BBB	480	494,279

Electronic Manufacturing Services 0.31%					341,038
Tyco Electronics Group SA,
Gtd Note	6.000	10/01/12	BBB-	280	246,791
Gtd Sr Note	6.550	10/01/17	BBB-	125	94,247

Gas Utilities 0.24%					266,604
DCP Midstream LLC (S)	9.750	03/15/19	BBB	275	266,604

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Health Care Equipment 0.42%					468,133
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	A-	185	186,308
Hospira, Inc.	6.050	03/30/17	BBB	320	281,825

Health Care Services 0.51%					563,768
Medco Health Solutions, Inc.,
Sr Note	7.250	08/15/13	BBB	550	563,768

Home Improvement Retail 0.13%					149,103
Home Depot, Inc.,
Sr Note	5.875	12/16/36	BBB+	205	149,103

Hotels, Resorts & Cruise Lines 0.17%					185,650
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note	6.250	02/15/13	BB+	235	185,650

Independent Power Producers & Energy Traders 0.20%					218,393
Constellation Energy Group,
Sr Note	4.550	06/15/15	BBB	270	218,393

Industrial Conglomerates 0.45%					501,072
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02/13/13	A-	500	501,072

Industrial Machinery 0.57%					640,230
Ingersoll-rand Global Holding Co., Ltd.,
Gtd Note	6.875	08/15/18	BBB+	300	277,154
Gtd Sr Note	6.000	08/15/13	BBB+	370	363,076

Industrial REIT's 0.15%					163,184
Prologis,
Sr Sec Note	6.625	05/15/18	BBB-	290	163,184

Integrated Oil & Gas 1.25%					1,394,663
ConocoPhillips,
Gtd Note	6.500	02/01/39	A	530	513,689
Hess Corp.,
Sr Note	8.125	02/15/19	BBB-	230	234,433
Marathon Oil Corp.,
Sr Note	7.500	02/15/19	BBB+	140	135,997
Petro-Canada,
Sr Note	6.050	05/15/18	BBB	190	156,619
Shell International Finance BV,
Gtd Note	6.375	12/15/38	AA+	340	353,925

Integrated Telecommunication Services 2.11%					2,352,213
AT&T Inc.,
Sr Note	6.700	11/15/13	A	565	597,791
Sr Note	6.400	05/15/38	A	235	213,886
Bellsouth Corp.,
Bond	6.550	06/15/34	A	250	231,579
Bellsouth Telecommunications Inc.,
Debenture	6.300	12/15/15	A	369	371,533
Qwest Corp.,
Sr Note	7.875	09/01/11	BBB-	210	206,850

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Integrated Telecommunication Services (continued)
Telecom Italia Capital,
Gtd Sr Note	7.721	06/04/38	BBB	365	314,197
Verizon Communications, Inc.,
Sr Bond	6.900	04/15/38	A	200	198,861
Verizon Wireless Capital LLC,
Sr Note (S)	7.375	11/15/13	A	205	217,516

Investment Banking & Brokerage 2.47%					2,754,063
Bear Stearns Cos., Inc.,
Sr Note	7.250	02/01/18	A+	435	451,113
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	A-	555	394,623
Note	7.500	02/15/19	A	325	321,894
Sr Note	5.125	01/15/15	A	390	348,790
Jefferies Group, Inc.,
Sr Note	6.450	06/08/27	BBB	145	85,605
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	A-	555	390,232
Morgan Stanley,
Sr Note Ser F	6.625	04/01/18	A	825	761,806

Life & Health Insurance 0.41%					454,849
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable)	6.050	04/20/67	BBB	120	45,600
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	A+	350	313,129
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable) (S)	8.300	10/15/37	BB+	210	96,120

Managed Health Care 0.26%					293,443
Humana, Inc.,
Sr Note	8.150	06/15/38	BBB	360	293,443

Multi-Line Insurance 0.76%					842,657
AXA SA,
Sub Note (6.379% to 12-14-36 then variable) (S)	6.379	12/14/49	BBB+	155	59,617
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable)	6.150	11/15/66	BB+	210	35,500
Horace Mann Educators Corp.,
Sr Note	6.850	04/15/16	BBB	205	163,599
Liberty Mutual Group, Inc.,
Bond (S)	7.500	08/15/36	BBB-	520	321,761
Bond (S)	7.300	06/15/14	BBB-	320	262,180

Multi-Media 0.78%					874,018
News America Holdings, Inc.,
Deb	9.500	07/15/24	BBB+	600	613,648
News America, Inc.,
Note (S)	6.900	03/01/19	BBB+	275	260,370

Multi-Utilities 0.31%					342,549
Sempra Energy,
Sr Bond	8.900	11/15/13	BBB+	205	222,576
Teco Finance Inc.,
Gtd Sr Note	6.572	11/01/17	BB+	145	119,973

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Office Electronics 0.26%					284,750
Xerox Corp.,
Sr Note	6.750	02/01/17	BBB	335	284,750

Office REIT's 0.08%					85,912
HRPT Properties Trust,
Sr Note	6.650	01/15/18	BBB	135	85,912

Oil & Gas Drilling 0.11%					119,461
Nabors Industries, Inc.,
Gtd Note (S)	9.250	01/15/19	BBB+	130	119,461

Oil & Gas Equipment & Services 0.12%					137,901
Weatherford International, Ltd.,
Gtd Note	9.625	03/01/19	BBB+	135	137,901

Oil & Gas Exploration & Production 1.08%					1,210,239
Devon Energy Corp.,
Note	5.625	01/15/14	BBB+	695	700,366
Nexen, Inc.,
Sr Note	5.875	03/10/35	BBB-	210	143,150
XTO Energy Inc,
Sr Note	5.900	08/01/12	BBB	370	366,723

Oil & Gas Storage & Transportation 3.05%					3,406,549
Buckeye Partners LP,
Sr Note	5.125	07/01/17	BBB	165	133,163
Energy Transfer Partners LP,
Sr Note	9.700	03/15/19	BBB-	215	228,951
Enterprise Products Operating LLC,
Gtd Sr Note	6.500	01/31/19	BBB-	475	436,260
Gtd Sr Note, Ser B	5.600	10/15/14	BBB-	385	357,495
Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03/15/32	BBB	115	112,227
Sr Note	9.000	02/01/19	BBB	320	345,274
Sr Note	5.125	11/15/14	BBB	135	127,246
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	270	250,456
ONEOK Partners LP,
Gtd Sr Note	6.150	10/01/16	BBB	425	377,772
Sr Note	8.625	03/01/19	BBB	235	233,635
Plains All American Pipeline LP,
Sr Note	6.500	05/01/18	BBB	165	142,942
Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04/15/18	BBB	185	167,745
TEPPCO Partners LP,
Gtd Sr Note	6.650	04/15/18	BBB-	565	493,383

Packaged Foods & Meats 1.05%					1,168,444
General Mills, Inc.,
Sr Note	5.200	03/17/15	BBB+	90	90,387
Kraft Foods, Inc.,
Sr Bond	6.125	02/01/18	BBB+	460	457,013
Sr Note	6.875	01/26/39	BBB+	200	198,850
Sr Note	6.000	02/11/13	BBB+	405	422,194

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products 0.17%					189,331
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	240	189,331

Pharmaceuticals 0.81%					902,111
Roche Holdings, Inc.,
Gtd Note (S)	5.000	03/01/14	AA-	375	379,258
Schering-plough Corp.,
Sr Note	6.000	09/15/17	A-	385	386,698
Wyeth,
Sr Sub Note	5.500	03/15/13	A+	130	136,155

Property & Casualty Insurance 0.39%					438,869
Chubb Corp.,
Sr Note	5.750	05/15/18	A+	125	120,212
Progressive Corp.,
Jr Sub Deb (6.700% to 6-1-17 then variable)	6.700	06/15/37	A-	155	84,222
QBE Insurance Group, Ltd.,
Sr Note (S)	9.750	03/14/14	A-	238	234,435

Railroads 0.55%					617,479
Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03/15/18	BBB	285	275,462
CSX Corp.,
Sr Note	5.500	08/01/13	BBB-	365	342,017

Retail REIT's 0.55%					616,864
Chelsea Property Group,
Note	6.000	01/15/13	A-	385	342,216
Simon Property Group LP,
Sr Note	5.625	08/15/14	A-	320	274,648

Soft Drinks 0.49%					552,105
Coca-Cola Enterprises, Inc.,
Note	7.375	03/03/14	A	245	275,710
PepsiCo, Inc.	7.900	11/01/18	A+	230	276,395

Specialized Finance 0.81%					907,834
American Honda Finance Corp.,
Note (S)	7.625	10/01/18	A+	370	349,469
CIT Group, Inc.,
Sr Note	5.650	02/13/17	BBB	85	47,326
Sr Note	5.000	02/13/14	BBB	55	30,492
Sr Note Ser MTN	5.125	09/30/14	BBB	75	44,487
CME Group, Inc.,
Sr Note	5.750	02/15/14	AA	320	324,310
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable)
(S)	6.091	12/22/49	A	300	111,750

Specialized REIT's 0.51%					569,655
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	BBB-	245	189,692
Nationwide Health Properties, Inc.,
Note	6.500	07/15/11	BBB-	230	208,225

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialized REIT's (continued)
Plum Creek Timberland Co., Inc.,
Gtd Note	5.875	11/15/15	BBB-	210	171,738

Specialty Chemicals 0.20%					227,827
Ecolab, Inc.,
Sr Note	4.875	02/15/15	A	230	227,827

Specialty Stores 0.27%					299,012
Staples, Inc.,
Sr Note	9.750	01/15/14	BBB	285	299,012

Steel 0.28%					310,683
Allegheny Technologies, Inc.,
Sr Note	8.375	12/15/11	BBB-	185	176,512
Commercial Metals Co.,
Sr Note	7.350	08/15/18	BBB	170	134,171

Tobacco 1.15%					1,281,187
Altria Group, Inc.,
Gtd Sr Note	9.950	11/10/38	BBB	410	409,496
Gtd Sr Note	8.500	11/10/13	BBB	475	512,561
Philip Morris International, Inc.,
Note	5.650	05/16/18	A	370	359,130

Wireless Telecommunication Services 0.21%					239,000
America Movil SAB de CV,
Sr Sec Note	5.750	01/15/15	BBB+	250	239,000

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred Stocks 0.09%			$100,284
(Cost $319,375)
Diversified Financial Services 0.09%			100,284
Bank of America Corp. , 8.625%	BB-	12,775	100,284

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Asset Backed Securities 0.83%					$928,426
(Cost $1,909,244)

Asset Backed Securities 0.83%					928,426
Domino's Pizza Master Issuer LLC,
Ser 2007-1 Class A2 (S)	5.261	04/25/37	BBB+	495	257,895
Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.834	11/25/35	AAA	415	102,924
Ser 2005-7N Class 1A1B (P)	0.774	12/25/35	AAA	293	62,397
Ser 2006-2N Class 1A2 (P)	0.814	02/25/46	AAA	446	95,327
Renaissance Home Equity Loan Trust,
Ser 2005-2 Class AF3	4.499	08/25/35	AAA	230	202,508
Ser 2005-2 Class AF4	4.934	08/25/35	AAA	420	207,375

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations 13.96%					$15,569,474
(Cost $25,329,612)

Collateralized Mortgage Obligations 13.96%					15,569,474
American Home Mortgage Assets,
Ser 2006-6 Class XP IO	2.750	12/25/46	BBB	6,339	192,162
Ser 2007-5 Class XP IO	3.332	06/25/47	AAA	4,602	231,541
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP IO	2.115	05/25/47	AAA	3,728	193,395
American Tower Trust,
Ser 2007-1A Class D (S)	5.957	04/15/37	BBB	420	354,359
Banc of America Commercial Mortgage, Inc.,
Ser 2005-4 Class A5A	4.933	07/10/45	AAA	1,500	1,100,487
Ser 2005-6 Class A4 (P)	5.180	09/10/47	AAA	560	413,998
Ser 2006-3 Class A4	5.889	07/10/44	AAA	700	384,020
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-E Class 4A1 (P)	5.830	07/20/47	AAA	248	173,917
Ser 2006-B Class 6A1	5.886	03/20/36	A	539	300,724
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser 2006-PW14 Class D (S)	5.412	12/11/38	A	320	40,061
Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.694	08/25/36	AAA	258	97,590
Chaseflex Trust,
Ser 2005-2 Class 4A1	5.000	05/25/20	A	538	472,208
Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-10 Class 1A5A (P)	5.833	12/25/35	AAA	408	206,738
Ser 2005-5 Class 2A3	5.000	08/25/35	AAA	248	205,445
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Ser 2005-CD1 Class C (P)	5.225	07/15/44	AA	185	57,281
Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.630	11/20/35	AAA	4,660	134,694
Ser 2006-0A12 Class X IO	4.122	09/20/46	AAA	8,185	304,395
Ser 2007-25 1A2	6.500	11/25/37	AAA	722	430,151
Crown Castle Towers LLC,
Ser 2005-1A Class D (S)	5.612	06/15/35	Baa2	765	696,150
Ser 2006-1A Class E (S)	6.065	11/15/36	Baa3	435	376,275
DB Master Finance LLC,
Ser 2006-1 Class A2 (S)	5.779	06/20/31	A	515	369,476
DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08/19/45	AAA	4,209	97,337
First Horizon Alternative Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.214	12/25/34	AA	767	81,829
Ser 2006-RE1 Class A1	5.500	05/25/35	AAA	547	368,663
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12/15/14	Baa2	265	255,725
Sub Bond Ser 2006-1 Class E (S)	6.495	02/15/36	Baa3	235	207,305
GMAC Commercial Mortgage Securities, Inc.,
Ser 2003-C2 Class B (P)	5.501	05/10/40	AAA	955	713,289
GMAC Mortgage Corp. Loan Trust,
Ser 2006-AR1 Class 2A1 (P)	5.631	04/19/36	A	311	205,960
Greenpoint Mortgage Funding Trust,
Ser 2005-AR1 Class A3 (P)	0.754	06/25/45	AAA	80	20,861
Ser 2005-AR4 Class 4A2 (P)	0.834	10/25/45	AAA	359	100,764
Ser 2006-AR1 Class A2A (P)	0.844	02/25/36	AAA	583	218,057

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations (continued)
Greenwich Capital Commercial Funding Corp.,
Ser 2007-GG9 Class C	5.554	03/10/39	AA	230	29,748
Ser 2007-GG9 Class F	5.633	03/10/39	A	130	6,790
GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (G)(P)	4.585	08/25/34	AA	310	114,295
Ser 2006-AR1 Class 3A1 (P)	5.366	01/25/36	AAA	779	464,875
Harborview Mortgage Loan Trust,
Ser 2005-16 Class 2A1B (P)	0.796	01/19/36	AAA	203	58,900
Ser 2005-8 Class 1X IO	3.510	09/19/35	AAA	3,290	55,516
Ser 2006-SB1 Class A1A (P)	2.673	12/19/36	AAA	423	132,089
Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.300	01/25/35	AA	215	43,866
Ser 2005-AR18 Class 1X IO	3.553	10/25/36	AAA	6,764	108,216
Ser 2005-AR18 Class 2X IO	3.256	10/25/36	AAA	9,423	130,042
Ser 2005-AR5 Class B1 (P)	5.029	05/25/35	AA	289	25,801
JPMorgan Chase Commercial Mortgage Security, Corp.,
Ser 2005-LDP3 Class A4B	4.996	08/15/42	AAA	1,000	644,166
Ser 2005-LDP4, Class B	5.129	10/15/42	Aa2	1,000	307,504
JPMorgan Mortgage Trust,
Ser 2005-S2 Class 2A16	6.500	09/25/35	AAA	421	271,690
Ser 2005-S3 Class 2A2	5.500	01/25/21	B	417	348,700
Ser 2006-A7 Class 2A5 (P)	5.790	01/25/37	Caa1	524	152,724
Merrill Lynch/Countrywide Commercial Mortgage
Trust,
Ser 2006-2 Class A4 (P)	5.909	06/12/46	AAA	735	507,294
MLCC Mortgage Investors, Inc.,
Ser 2007-3 Class M1 (P)	5.933	09/25/37	AA	195	31,426
Ser 2007-3 Class M2 (P)	5.930	09/25/37	A	75	12,753
Ser 2007-3 Class M3 (P)	5.930	09/25/37	BBB	50	6,461
Morgan Stanley Capital I,
Ser 2005-HQ7 Class A4 (P)	5.208	11/14/42	AAA	520	388,700
Ser 2006-IQ12 Class E (P)	5.538	12/15/43	A+	310	38,427
Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.600	05/25/35	AA	209	32,500
Residential Accredit Loans, Inc.,
Ser 2005-QA12 Class NB5 (P)	5.950	12/25/35	AAA	395	220,848
Ser 2007-QS10 Class A1	6.500	09/25/37	B+	442	263,026
Ser 2007-QS11 Class A1	7.000	10/25/37	B+	368	204,219
Residential Asset Securitization Trust,
Ser 2006-A7CB Class 2A1	6.500	07/25/36	B	512	279,393
Structured Asset Securities Corp.,
Ser 2003-6A Class B1 (P)	4.940	03/25/33	AA	315	94,853
Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08/25/35	AAA	269	186,811
Ser 2005-AR13 Class B1 (P)	1.074	10/25/45	AA+	516	77,473
Ser 2005-AR19 Class A1B3 (P)	0.820	12/25/45	AAA	145	38,975
Ser 2005-AR19 Class B1 (P)	1.170	12/25/45	AA+	299	44,894
Ser 2005-AR4 Class 1A1B (P)	2.763	05/25/46	AAA	368	77,302
Ser 2005-AR4 Class B1 (P)	4.669	04/25/35	AA	962	428,145
Ser 2005-AR6 Class B1 (P)	1.074	04/25/45	AA+	582	29,075
Ser 2007-0A4 Class XPPP IO	1.156	04/25/47	Ca	8,754	65,653
Ser 2007-0A5 Class 1XPP IO	1.183	06/25/47	Caa3	20,579	173,636
Ser 2007-0A5 Class 2XPP IO	1.546	06/25/47	Caa3	24,381	182,857
Ser 2007-0A6 Class 1XPP IO	1.116	07/25/47	Caa3	11,966	97,227

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed Securites Trust,
Ser 2006-AR15 Class A3 (P)	5.658	10/25/36	Baa1	567	187,747

U.S. Government & agency securities 44.01%					$49,094,838
(Cost $48,103,315)

U.S. Government 9.15%					10,202,790
United States Treasury,
Bond	5.000	05/15/37	AAA	895	1,076,657
Bond	4.500	05/15/38	AAA	120	136,237
Bond	4.375	02/15/38	AAA	615	678,229
Note (C)	4.000	08/15/18	AAA	2,515	2,713,645
Note (C)	3.875	05/15/18	AAA	3,320	3,556,550
Note	2.750	02/15/19	AAA	1,690	1,647,750
United States Treasury TIP
	2.000	07/15/14	AAA	396	393,722

U.S. Government Agency 34.86%					38,892,048
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	6.000	08/15/32	AAA	1,566	1,626,168
30 Yr Pass Thru Ctf	6.000	08/01/37	AAA	2,611	2,714,405
30 Yr Pass Thru Ctf	6.000	08/01/38	AAA	2,192	2,271,630
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	1,848	1,894,940
Federal National Mortgage Assn.,
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	03/01/14	AAA	2	1,860
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	06/01/14	AAA	10	10,145
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	1,625	1,680,977
30 Yr Pass Thru Ctf	6.000	07/01/37	AAA	415	429,406
30 Yr Pass Thru Ctf	5.500	01/01/36	AAA	996	1,022,717
30 Yr Pass Thru Ctf	5.500	02/01/36	AAA	2,074	2,128,673
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	272	279,381
30 Yr Pass Thru Ctf	5.500	07/01/37	AAA	1,397	1,432,742
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	208	213,285
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	967	991,806
30 Yr Pass Thru Ctf	5.394	11/01/38	AAA	3,638	3,759,782
30 Yr Pass Thru Ctf	5.000	11/01/33	AAA	2,072	2,116,562
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	2,493	2,537,819
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	583	594,053
30 Yr Pass Thru Ctf	5.000	05/01/38	AAA	266	270,519
30 Yr Pass Thru Ctf	5.000	05/01/38	AAA	1,970	2,006,069
30 Yr Pass Thru Ctf	4.950	12/01/38	AAA	659	673,730
30 Yr Pass Thru Ctf	4.000	01/01/24	AAA	1,991	1,995,306
Note	3.375	03/10/14	AAA	2,370	2,381,115
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04/15/13	AAA	31	32,064
TBA (B)	4.500	12/15/99	AAA	5,000	5,017,969
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11/15/35	Baa2	200	174,000
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	Baa3	110	92,950
Sub Bond Ser 2006-1A Class E (S)	6.174	11/15/36	Baa3	665	541,975

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 8.07%					$8,995,872
(Cost $8,995,872)
U.S. Government Agency 8.07%					8,995,872
Federal Home Loan Bank,
Discount Note	Zero	03/02/09	AAA	4,100	4,099,986
U.S. Treasury Bill	Zero	06/25/09	AAA	4,900	4,895,886
Total investments (Cost $133,727,314)† 105.31%					$117,470,633
Other assets and liabilities, net (5.31%)					($5,921,456)
Total net assets 100.00%					$111,549,177

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

BKNT Bank Notes

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

SBA Small Business Administration

TBA To be Announced

TIPS Treasury inflation protected security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) Purchased on a forward commitment.

(C) All or a portion of this security has been segregated to meet the margin requirements on open financial futures contracts and/or collateral on open swap contracts or securities with forward commitments.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $133,100,932. Net unrealized depreciation aggregated $15,630,299, of which $2,998,958 related to appreciated investment securities and $18,629,257 related to depreciated investment securities.

Notes to portfolio of investments (unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non- U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$100,284	$93,318
Level 2 – Other Significant Observable Inputs	114,907,984	-
Level 3 – Significant Unobservable Inputs	2,462,365	-
Total	$117,470,633	$93,318

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANACIAL
	SECURITIES	INSTRUMENTS
Balance as of May 31, 2008	$3,701,324	$-
Accrued discounts/premiums	7,428	-
Realized gain (loss)	51,250	-
Change in unrealized appreciation (depreciation)	(331,617)	-
Net purchases (sales)	(1,555,274)	-
Transfers in and/or out of Level 3	589,254	-
Balance as of February 28, 2009	$2,462,365	$-

Futures

The Fund may purchase and sell financial futures contracts, including index futures, and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. A Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Fund may invest in index futures, in connection with its investments, while the Fund is seeing favorable terms from brokers to effect further transactions. In addition, a Fund may invest in index futures in order to maintain the diversity and liquidity of the Fund without incurring the brokerage costs associated with investment in common stocks or to avoid potential market problems that may result from changes in positions held by the Fund.

14

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

The following is a summary of open futures contracts at February 28, 2009:

	Number of			Notional	Unrealized
Open contracts	contracts	Position	Expiration	value	appreciation
U.S. Treasury 10-Year Note	70	Short	June 2009	$8,402,188	$93,318

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Risk and uncertainties

Concentration Risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that

15

the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Fixed Income Risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

16

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q3 2/09
4/09

John Hancock
MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2009

John Hancock Government Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Asset Backed Securities 0.29%					$1,141,261
(Cost $3,365,904)

Asset Backed Securities 0.29%					1,141,261
Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-5N
Class 3A2 (P)	0.834%	11/25/35	AAA	1,362	337,421
Mtg Pass Thru Ctf Ser 2005-7N
Class 1A1B (P)	0.774	12/25/35	AAA	889	189,205
Mtg Pass Thru Ctf Ser 2006-2N
Class 1A2 (P)	0.814	02/25/46	AAA	2,875	614,635

Collateralized Mortgage Obligations 2.78%					$10,826,865
(Cost $15,519,500)

Collateralized Mortgage Obligations 2.78%					10,826,865
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2007-5 Class XP IO	Zero	06/25/47	AAA	14,042	706,468
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	10,942	567,618
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-E Class 4A1 (P)	5.830	07/20/47	AAA	768	538,057
Bear Stearns Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2006-AR1 2A1 (P)	0.694	08/25/36	AAA	836	316,508
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO	3.188	11/20/35	AAA	10,520	304,099
Mtg Pass Thru Ctf Ser 2007-25 1A2	6.500	11/25/37	AAA	2,382	1,418,973
First Horizon Alternative Mortgage Securities,
Ser 2006-RE1 Class A1	5.500	05/25/35	AAA	1,813	1,222,654
Greenpoint Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2005-AR1
Class A3 (P)	0.754	06/25/45	AAA	241	62,858
Mtg Pass Thru Ctf Ser 2005-AR4
Class 4A2 (P)	0.834	10/25/45	AAA	1,087	305,398
Mtg Pass Thru Ctf Ser 2006-AR1
Class A2A (P)	0.844	02/25/36	AAA	1,762	659,468
Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-16
Class 2A1B (P)	0.796	01/19/36	AAA	614	178,145
Mtg Pass Thru Ctf Ser 2006-SB1
Class A1A (P)	2.673	12/19/36	AAA	1,279	399,316
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	Zero	10/25/36	AAA	21,388	342,214
Mtg Pass Thru Ctf Ser 2005-AR18
Class 2X IO	Zero	10/25/36	AAA	22,174	305,998
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2007-QS10
Class A1	6.500	09/25/37	B+	1,381	822,602
Mtg Pass Thru Ctf Ser 2007-QS11
Class A1	7.000	10/25/37	B+	1,162	645,901
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07/25/36	B	1,434	782,299

John Hancock Government Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations (continued)
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR13
Class B1 (P)	1.074	10/25/45	AA+	1,567	235,091
Mtg Pass Thru Ctf Ser 2005-AR19
Class A1B3 (P)	0.824	12/25/45	AAA	453	121,305
Mtg Pass Thru Ctf Ser 2005-AR4
Class 1A1B (P)	2.763	05/25/46	AAA	1,144	240,339
Mtg Pass Thru Ctf Ser 2005-AR6
Class B1 (P)	1.074	04/25/45	AA+	1,733	86,648
Mtg Pass Thru Ctf Ser 2007-0A5
Class 2XPP IO	1.546	06/25/47	AAA	75,321	564,906

U.S. Government & agency securities 93.28%					$363,204,339
(Cost $356,658,562)

U.S. Government 21.25%					82,750,222
United States Treasury,
Bond	9.000	11/15/18	AAA	5,000	7,302,345
Bond	8.750	08/15/20	AAA	6,065	8,873,853
Bond	4.375	02/15/38	AAA	6,000	6,616,872
Inflation Indexed Note TIPS (D)	3.875	04/15/29	AAA	1,503	1,771,857
Inflation Indexed Note TIPS (D)	2.375	04/15/11	AAA	2,967	2,993,624
Inflation Indexed Note TIPS (D)	1.875	07/15/13	AAA	10,306	10,244,346
Note	4.500	05/15/17	AAA	12,000	13,388,436
Note	3.750	11/15/18	AAA	5,985	6,341,766
Note	2.750	02/15/19	AAA	5,735	5,591,625
Note	2.000	07/15/14	AAA	11,369	11,301,474
Note	1.500	12/31/13	AAA	8,500	8,324,024

U.S. Government Agency 72.03%					280,454,117
Federal Home Loan Bank,
Bond	4.750	12/16/16	AAA	12,000	12,857,016
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	5.500	10/01/19	AAA	820	856,593
30 Yr Pass Thru Ctf	9.500	08/01/16	AAA	401	436,813
30 Yr Pass Thru Ctf	7.500	11/01/12	AAA	163	168,533
30 Yr Pass Thru Ctf	6.000	08/15/32	AAA	4,184	4,345,370
30 Yr Pass Thru Ctf	6.000	05/01/37	AAA	523	542,607
30 Yr Pass Thru Ctf	6.000	08/01/37	AAA	9,617	9,997,066
30 Yr Pass Thru Ctf	5.500	10/01/38	AAA	3,847	3,944,662
30 Yr Pass Thru Ctf	4.500	01/15/13	AAA	5,000	5,306,200
30 Yr Pass Thru Ctf	4.500	01/01/39	AAA	11,986	12,015,334
Note	2.875	06/28/10	AAA	1,000	1,019,047
Federal National Mortgage Association,
15 Yr Pass Thru Ctf	9.000	02/01/10	AAA	5	5,145
15 Yr Pass Thru Ctf	7.500	01/01/15	AAA	182	192,088
15 Yr Pass Thru Ctf	5.500	11/01/20	AAA	5,315	5,533,034
15 Yr Pass Thru Ctf	5.000	02/13/17	AAA	5,000	5,525,300
30 Yr Pass Thru Ctf	8.500	09/01/24	AAA	15	16,137
30 Yr Pass Thru Ctf	8.500	10/01/24	AAA	193	206,833
30 Yr Pass Thru Ctf	6.500	12/25/23	AAA	5,032	5,345,352

John Hancock Government Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government (continued)
30 Yr Pass Thru Ctf	6.500	07/01/36	AAA	3,798	3,976,279
30 Yr Pass Thru Ctf	6.500	09/01/36	AAA	16,772	17,573,280
30 Yr Pass Thru Ctf	6.500	02/01/37	AAA	7,349	7,693,641
30 Yr Pass Thru Ctf	6.500	07/01/37	AAA	8,683	9,089,240
30 Yr Pass Thru Ctf	6.500	08/01/37	AAA	2,952	3,090,503
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	5,370	5,554,531
30 Yr Pass Thru Ctf	6.000	07/01/37	AAA	2,869	2,967,196
30 Yr Pass Thru Ctf	6.000	01/01/38	AAA	8,429	8,720,988
30 Yr Pass Thru Ctf	5.500	01/01/37	AAA	8,868	9,093,675
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	3,497	3,585,997
30 Yr Pass Thru Ctf	5.500	04/01/37	AAA	9,189	9,423,270
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	8,848	9,073,783
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	9,336	9,579,320
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	6,832	7,005,715
30 Yr Pass Thru Ctf	5.500	06/01/38	AAA	17,530	17,976,918
30 Yr Pass Thru Ctf	5.394	11/01/38	AAA	13,253	13,695,033
30 Yr Pass Thru Ctf	5.000	05/01/23	AAA	19,988	20,580,960
30 Yr Pass Thru Ctf	5.000	06/01/23	AAA	12,638	13,014,248
30 Yr Pass Thru Ctf	5.000	11/01/33	AAA	12,095	12,352,765
30 Yr Pass Thru Ctf	4.950	12/01/38	AAA	9,759	9,981,189
30 Yr Pass Thru Ctf	4.879	04/01/48	AAA	1,617	1,656,524
30 Yr Pass Thru Ctf	4.000	01/01/24	AAA	14,934	14,964,794
Government National Mortgage Association,
15 Yr Pass Thru Ctf	7.500	04/15/13	AAA	164	171,153
30 Yr Pass Thru Ctf	11.000	01/15/14	AAA	47	52,022
30 Yr Pass Thru Ctf	11.000	12/15/15	AAA	263	297,641
30 Yr Pass Thru Ctf	7.000	05/15/29	AAA	912	970,322

Short-term investments 2.93%					$11,396,007
(Cost $11,396,007)

U.S. Government Agency 2.93%					11,396,007
Federal Home Loan Bank,
Discount Note	Zero	03/02/09	AAA	7,800	7,799,974
U.S. Treasury Bill	Zero	06/25/09	AAA	3,600	3,596,033

Total investments (Cost $386,939,973)† 99.28%					$386,568,472

Other assets and liabilities, net 0.72%					$2,804,065

Total net assets 100.00%					$389,372,537

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest only (carries notional principal amount)

TIPS Treasury inflation protected security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

John Hancock Government Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

(†) At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $386,939,973. Net unrealized depreciation aggregated $371,501 of which $10,208,284 related to appreciated investment securities and $10,579,785 related to depreciated investment securities.

Notes to portfolio of investments (unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$0	$266,624
Level 2 – Other Significant Observable Inputs	383,215,091	-
Level 3 – Significant Unobservable Inputs	3,353,381	-
Total	$386,568,472	$266,624

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of May 31, 2008	$4,801,119	-
Accrued discounts/premiums	18,260	-
Realized gain (loss)	61,964	-
Change in unrealized appreciation (depreciation)	(1,262,719)	-
Net purchases (sales)	(2,036,107)	-
Transfers in and/or out of Level 3	1,770,864	-
Balance as of February 28, 2009	$3,353,381	-

Futures The Fund may purchase and sell financial futures contracts, including index futures, and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. A Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Fund may invest in index futures, in connection with its investments, while the Fund is seeing favorable terms from brokers to effect further transactions. In addition, a Fund may invest in index futures in order to maintain the diversity and liquidity of the Fund without incurring the brokerage costs associated with investment in common stocks or to avoid potential market problems that may result from changes in positions held by the Fund.

6

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

The following is a summary of open futures contracts at February 28, 2009:

	Number of			Notional	Unrealized
Open contracts	contracts	Position	Expiration	value	appreciation
U.S. Treasury 10-Year Note	200	Short	June 2009	$24,006,250	$266,624

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Risks and uncertainties
Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

7

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

8

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q3 2/09
4/09

John Hancock
MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2009

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 65.70%					$304,808,720
(Cost $839,207,198)

Advertising 0.00%					21,163
Vertis Inc,
Gtd Sr Note (G)	13.500%	04/01/14	D	2,822	21,163

Aerospace & Defense 0.04%					165,600
Sequa Corp.,
Gtd Sr Note (S)	11.750	12/01/15	B-	1,035	165,600

Airlines 12.53%					58,107,527
American Airlines, Inc.,
Equip Trust Ser 1990-k	9.930	06/15/10	CCC+	1,500	1,140,000
Continental Airlines Inc.,
Conv Note	5.000	06/15/23	B-	10,265	8,609,769
Delta Air Lines, Inc.,
Pass Thru Cert Ser 2001 -1 Class B	7.711	09/18/11	BB-	6,555	4,654,050
GOL Finance,
Gtd Note (S)	8.750	04/29/49	B1	14,970	7,335,300
KLM Royal Dutch Airlines NV,
Sr Sub Deb	2.125	12/29/49	BB	1,680	502,629
Northwest Airlines, Inc.,
Conv Sr Note (G)(H)	Zero	11/15/23	D	45,535	34,151
Gtd Conv Sr Note (B)(G)(H)	Zero	05/15/23	D	15,437	11,578
Gtd Note (G)	Zero	03/15/49	D	15,806	11,064
Gtd Sr Note (G)(H)	Zero	02/01/49	D	7,250	5,438
Note (G)(H)	7.875	12/31/49	D	1,915	1,436
Stub-claim (G)(H)	8.875	06/01/49	D	28,886	20,220
Stub-claim (G)(H)	Zero	03/15/37	D	43,785	30,649
Pinnacle Airlines Corp.,
Conv Sr Note (G)	3.250	02/15/25	B-	1,000	706,363
UAL Corp.,
Gtd Conv Sr Sub Note (S)	4.500	06/30/21	CCC	27,570	12,497,481
Gtd Conv Sr Sub Note	4.500	06/30/21	CCC	25,973	11,773,561
United Airlines,
Tranch B (Fac LN316631)	3.438	02/01/14	B+	622	322,576
US Airways Group, Inc.,
Conv Sr Note	7.000	09/30/20	CCC	19,265	10,451,262

Aluminum 2.46%					11,412,488
Rain CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	CCC+	16,845	11,412,488

Auto Parts & Equipment 5.19%					24,076,745
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250	11/01/15	B-	25,990	10,006,150
Gtd Sr Note (S)	11.000	11/01/15	B-	15,505	7,519,925
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	B-	8,715	5,141,850
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	CCC	10,063	1,408,820

Broadcasting & Cable TV 13.37%					62,037,865
Adelphia Communications Corp.,
Sr Note (G)	10.250	11/01/49	D	2,990	41,112
Sr Note (G)	9.875	03/01/49	D	5,985	82,294

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)
Canadian Satellite Radio Holdings, Inc.(G),
Sr Note (Canada) (G)	12.750	02/15/14	CCC+	20,145	4,079,362
Sr Note (Canada) (G)	8.000	09/10/14	CCC+	6,400	503,066
CCO Holdings, LLC,
Sr Note (H)	8.750	11/15/13	C	2,405	1,875,900
Charter Communications Holdings I, LLC,
Gtd Sr Note	12.125	01/15/15	C	7,460	74,600
Gtd Sr Note	11.000	10/01/15	C	4,466	334,950
Gtd Sr Note	10.000	05/15/14	C	12,720	127,200
Gtd Sr Note	9.920	04/01/14	C	7,271	72,710
Gtd Sr Sec Note	11.000	10/01/15	C	22,678	1,927,630
Sr Note	11.125	01/15/14	C	2,628	26,280
Charter Communications Holdings II, LLC,
Gtd Sr Note	10.250	09/15/10	C	2,500	2,012,500
Gtd Sr Note (G)	10.250	10/01/13	NR	2,500	1,987,500
Gtd Sr Note (H)(S)	10.250	10/01/13	C	20,642	15,997,550
Charter Communications Holdings, LLC,
Sr Disc Note (H)	9.920	04/01/11	C	2,490	37,350
Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon (0.00% to 04-01-10
then 14.00%) (G)(S)	Zero	04/01/13	CCC	3,600	918,000
Sirius XM Radio, Inc.,
Conv Sr Note	10.000	06/01/11	NA	20,690	9,310,500
Gtd Sr Note (S)	13.000	08/01/13	C	34,100	15,004,000
Sr Note	9.625	08/01/13	Ca	17,730	7,623,900
Young Broadcasting, Inc.,
Gtd Sr Sub Note (H)	10.000	03/01/11	D	13,280	1,461

Casinos & Gaming 8.87%					42,063,291
Fontainebleau Las Vegas
Note (S)	11.000	06/15/15	CC	22,920	1,489,800
Sr Note (B)	12.000	06/01/22	CCC+	13,289	895,947
Greektown Holdings, LLC,
Sr Note (H)(S)	10.750	12/01/13	D	18,763	1,688,670
Indianapolis Downs LLC & Capital Corp.,
Sr Sec Note (S)	11.000	11/01/12	CCC	4,330	2,251,600
Sr Sub Note (S)	15.500	11/01/13	CC	581	203,257
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03/01/14	CCC+	27,969	11,187,600
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	B-	515	275,525
Little Traverse Bay Bands Of Odawa Indians,
Sr Note (S)	10.250	02/15/14	B-	9,635	4,432,100
Majestic Holdco, LLC,
Gtd Sr Sec Note (S)	12.500	10/15/11	C	10,000	50,000
Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10/15/10	D	20,640	5,366,400
Sr Note (H)	9.750	01/15/11	D	8,675	694,000
Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09/01/21	BB-	1,470	467,857
Bond Ser A (S)	8.500	11/15/15	BB-	8,675	2,862,750
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04/01/10	B	350	259,000
Gtd Sr Note Ser B	9.000	06/01/12	CCC	4,320	2,030,400

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)
Seminole Hard Rock Entertainment,
Sr Sec Note (S)	4.496	03/15/14	BB	2,850	1,339,500
Silver Slipper Casino,
Note (B)	13.000	12/17/09	Caa1	4,373	3,341,485
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (H)	8.500	06/01/15	D	29,340	3,227,400

Commercial Printing 0.18%					832,613
Quebecor World Capital Corp.,
Gtd Sr Note	6.125	11/15/13	D	9,970	311,563
Sr Note (S)	8.750	03/15/16	D	1,850	78,625
Quebecor World, Inc.,
Sr Note (S)	9.750	01/15/15	D	10,410	442,425

Commodity Chemicals 0.06%					294,772
Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(S)	12.000	03/15/12	CCC+	536	294,772

Diversified Commercial & Professional Services 2.29%					10,642,913
FDR Management LLC (B)	16.000	05/31/12	CCC+	8,782	5,645,213
MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04/01/12	B3	4,230	1,692,000
Muzak, LLC,
Gtd Sr Sub Note (H)	9.875	03/15/09	D	7,346	3,305,700

Diversified Financial Services 0.64%					2,986,750
Buffalo Thunder Development Authority,
Sr Sec Note (S)	9.375	12/15/14	CCC	5,485	274,250
TAM Capital Inc.	7.375	04/25/17	B+	4,375	2,712,500

Diversified Metals & Mining 0.15%					684,322
Katanga Mining Ltd.,
Sr Sub Note (G)	14.000	11/30/13	CCC+	2,171	342,161
Sub Note (G)	14.000	11/30/13	CCC+	2,171	342,161

Electric Utilities 1.26%					5,837,545
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note	10.500	11/01/16	CCC	1,000	480,000
Gtd Sr Note	10.250	11/01/15	CCC	10,609	5,357,545

Electrical Components & Equipment 0.34%					1,563,603
Baldor Electric Co.	8.625	02/15/17	B	1,973	1,563,603

Environmental & Facilities Services 0.38%					1,738,750
Blaze Recycling & Metals LLC,
Sr Sec Note (G)(S)	10.875	07/15/12	B	2,675	1,738,750

Forest Products 0.04%					189,894
Timberwest Forest Corp. (Canada)(G)	9.000	02/11/14	NA	288	189,894

Health Care Services 0.00%					0
Ralin Medical, Inc. (G)	Zero	11/21/37	CCC	7	—

Household Products 0.58%					2,676,070
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	B-	5,002	2,676,070

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Independent Power Producers & Energy Traders 0.00%					0
Mirant Corp. (B)(G)	7.625	05/01/16	B1	10,500	—

Insurance Brokers 0.09%					432,281
MBIA Insurance Corp.,
Note (14.000% to 1-1-13 then variable) (S)	14.000	01/15/33	BBB-	1,325	432,281

Integrated Telecommunication Services 1.12%					5,203,200
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	B-	8,130	5,203,200

Mortgage REIT's 0.48%					2,228,900
GS Mortgage Securities Corp.	Zero	10/26/37	B	12	1,200
iStar Financial, Inc.,
Sr Note	8.625	06/01/13	BBB-	3,215	1,093,100
Sr Note	5.875	03/15/16	BBB-	3,660	1,134,600

Movies & Entertainment 0.40%					1,872,650
Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step Coupon	12.000	08/15/14	CCC+	2,795	1,872,650

Oil & Gas Exploration & Production 0.95%					4,416,036
Dominion Petroleum Acquisitions,
Sr Sec Conv Note Ser B (B)	8.500	10/01/11	CCC	6,325	4,416,036

Packaged Foods & Meats 0.64%					2,945,250
ASG Consolidated LLC,
Sr Disc Note, Step Coupon	11.500	11/01/11	B+	3,465	2,945,250

Paper Packaging 0.40%					1,841,875
Jefferson Smurfit Corp.,
Gtd Sr Note (H)	8.250	10/01/12	D	2,300	184,000
Smurfit-Stone Container Enterprises, Inc.,
Sr Note (H)	8.000	03/15/17	D	8,090	707,875
U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06/12/13	B	1,900	950,000

Paper Products 0.75%					3,496,868
Abitibi-Consolidated of Canada, Inc.,
Deb	8.850	08/01/30	CC	3,000	240,000
Deb	7.400	04/01/18	CC	3,500	350,000
Gtd Sr Note (S)	15.500	07/15/10	C	1,339	281,190
Gtd Sr Note	8.375	04/01/15	CC	9,995	899,550
Gtd Sr Note	7.750	06/15/11	CC	3,000	270,000
Gtd Sr Note	6.000	06/20/13	CC	4,880	414,800
Sr Note (S)	13.750	04/01/11	B+	1,175	834,250
APP Finance II Mauritius Ltd,
Gtd Bond (I)	12.000	12/29/49	D	7,500	18,750
Newark Group, Inc.,
Sr Sub Note	9.750	03/15/14	CC	2,135	170,800
Pope & Talbot, Inc.,
Deb (G)(H)	8.375	06/01/13	CCC+	1,561	3,903
Sr Note (G)(H)	8.375	06/01/13	CCC+	5,450	13,625

Photographic Products 0.02%					97,500
PCA, LLC,
Gtd Sr Note (G)(H)	11.875	08/01/09	D	3,000	97,500

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Publishing 0.40%					1,839,050
Idearc, Inc.,
Gtd Sr Note	8.000	11/15/16	CC	66,145	992,175
R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875	01/15/13	CCC-	5,945	252,662
Sr Note	8.875	10/15/17	CCC-	2,130	95,850
Sr Note	6.875	01/15/13	CCC-	1,175	49,938
Sr Note Ser A-3	8.875	01/15/16	CCC-	9,965	448,425

Real Estate Management & Development 0.06%					282,600
Realogy Corp.,
Sr Sub Note	12.375	04/15/15	C	2,355	282,600

Specialty Chemicals 4.40%					20,424,600
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	B+	24,315	20,424,600

Steel 0.00%					0
LTV Corp.,
Gtd Sr Sub Note (B)(H)	11.750	11/15/09	D	9,700	—

Tires & Rubber 0.34%					1,568,000
Goodyear Tire & Rubber Co.	8.625	12/01/11	BB-	1,960	1,568,000

Tobacco 1.75%					8,109,680
Alliance One International, Inc.,
Gtd Sr Note	11.000	05/15/12	B+	3,850	3,619,000
North Atlantic Holdings, Inc.,
Sr Disc Note (G)	12.250	03/01/14	CC	1,300	715,000
North Atlantic Trading Co.,
Inc. Sr Note (G)(S)	10.000	03/01/12	CCC-	8,390	3,775,680

Trucking 1.39%					6,453,525
Travelport LLC,
Gtd Sr Note	9.875	09/01/14	B	14,085	5,704,425
Gtd Sr Sub Note	11.875	09/01/16	CCC+	2,270	749,100

Wireless Telecommunication Services 4.13%					19,160,741
Cricket Communications, Inc.	9.375	11/01/14	B-	2,040	1,861,500
Digicel Group Ltd.,
Sr Note (S)	8.875	01/15/15	Caa1	10,860	8,090,700
Grupo Iusacell SA de CV,
Sr Sec Note (S)	10.000	12/31/13	CCC	2,877	1,956,608
MetroPCS Wireless, Inc.	9.250	11/01/14	B	2,380	2,249,100
Sprint Capital Corp.,
Gtd Sr Note	8.375	03/15/12	BB	4,945	4,005,450
Terrestar Networks, Inc. (S)(G)	15.000	02/15/14	CCC	4,987	997,383

Defaulted bonds beyond maturity date 0.38%					$1,776,425
(Cost $13,402,830)

Commercial Printing 0.01%					37,812
Quebecor World Capital Corp.,
Gtd Sr Note	4.875	11/15/08	D	1,210	37,812

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products 0.37%					1,727,500
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (B)(G)(H)	10.000	07/01/07	D	6,000	900,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (G)(H)	12.500	06/15/06	D	2,500	625,000
Tjiwi Kimia Finance Mauritius Ltd.(H),
Gtd Sr Note (G)(H)	10.000	08/01/04	D	1,500	45,000
Sr Note (G)(H)	13.250	08/01/01	D	5,250	157,500

Personal Products 0.00%					11,113
Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	11.000	05/01/08	D	3,175	11,113

Issuer, description				Shares	Value

Common stocks 12.24%					$56,766,066
(Cost $219,372,000)

Advertising 0.00%					0
Vertis Holdings, Inc., (I)				150	—

Airlines 7.50%					34,812,201
Air France-KLM, ADR,				174	1,586,215
ATA Holdings Corp. (I)				371	1
Delta Air Lines, Inc. (I)				6,044	30,399,152
Pinnacle Airlines Corp. (I)				439	614,740
UAL Corp. (I)				150	736,500
US Airways Group, Inc. (I)				518	1,475,593

Aluminum 0.03%					129,790
Golden Northwest Aluminum Holding Company, (I)(B)				—	289
Golden Northwest Aluminum Holding Company,
(Class B), (B)(I)				19	129,501

Broadcasting & Cable TV 1.68%					7,770,521
Canadian Satellite Radio Holdings, Inc. (I)				516	81,068
Canadian Satellite Radio Holdings, Inc. (Class A) (I)				602	94,650
Comcast Corp. Special Class A (I)				521	6,333,455
Granite Broadcasting Corp. (I)				12	1,169
Sirius XM Radio, Inc. (I)				7,876	1,260,179

Cable & Satellite 0.76%					3,537,021
Time Warner Cable, Inc. (Class A) (I)				194	3,537,021

Casinos & Gaming 0.00%					0
Gabrielino Tribal Gaming Authority (B)(I)				90	—
Gabrielino Tribal Gaming Authority (B)(I)				125	—

Commodity Chemicals 0.02%					95,178
Applied Extrusion Technologies, Inc.,
(Class A) (B)(I)				51	95,178

Diversified Commercial & Professional Services 0.00%					2
FDR Management Group, LLC,
(B)(I)				2,130	2

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

Issuer, description		Shares	Value

Diversified Financial Services 0.03%			148,276
Adelphia Recovery Trust (I)		8,722	148,276

Environmental & Facilities Services 0.45%			2,089,700
Kaiser Group Holdings, Inc. (I)		82	2,089,700

Industrial Machinery 0.00%			0
Glasstech, Inc. (Class B) (B)(I)		4	—

Oil & Gas Exploration & Production 1.13%			5,236,558
Dominion Petroleum, Ltd.,
GDR (I)		14,065	2,503,707
Po Valley Energy Ltd. (I)		3,100	2,732,851

Paper Products 0.42%			1,944,289
APP China Group, Ltd. (I)(B)		38	1,885,850
Tembec Inc. (I)		89	58,439

Publishing 0.00%			30
Medianews Group, Inc.,(I)		30	30

Specialty Chemicals 0.22%			1,002,500
American Pacific Corp. (I)		201	1,002,500

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred Stocks 8.47%			$39,280,128
(Cost $66,485,221)

Airlines 5.15%			23,878,819
Alaska Airlines, Inc., 9.500%, Ser A	B-	2,816,791	2,098,509
Continental Airlines Finance Trust II, 6.000%	CCC	1,123,404	17,272,336
Northwest Airlines Inc, 9.500% (B)	D	143,381	2,151
US Airways, Inc. , 6.820%, Ser C	B-	7,296,879	4,505,823

Broadcasting & Cable TV 2.23%			10,360,500
Xanadoo, 6.50%, Ser C , 6.500%	D	345,350	10,360,500

Diversified Capital Markets 0.33%			1,546,281
iStar Financial, Inc., 7.80%, Ser F	BB-	229,165	680,620
iStar Financial, Inc., 7.65%, Ser G	BB	199,182	569,661
iStar Financial, Inc., 7.88%, Ser E	BB-	100,000	296,000

Industrial Machinery 0.57%			2,627,609
Glasstech, Inc., 12.75%, Series B (B)(G)(U)	B	4,475	2,484,609
Glasstech, Inc., Series A (B)(G)(U)	B	143	143,000
Glasstech, Inc., Series C (B)(G)(U)	B	11	—

Insurance Brokers 0.00%			5
SIG Capital Trust I , 9.500% (B)	D	5,000,000	5

Specialized Finance 0.19%			866,914
CIT Group Inc. , 7.750%	BB	201,608	866,914

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

			Credit
Issuer, description			rating (A)	Shares	Value

Units 0.03%					$137,682
(Cost $2,990,532)

Casinos & Gaming 0.03%					137,682
Fontainebleau Resorts LLC, (Class A) (B)
				249	137,682

Stapled Units 0.22%					$1,022,915
(Cost $2,924,176)

Forest Products 0.22%					1,022,915
Timber West Forest Corp. (B)				447	1,022,915

Tax-exempt long-term bonds 0.24%					$1,100,100
(Cost $2,000,000)

Other Revenue 0.24%					1,100,100
Dallas-Fort Worth Texas International
Airport Facility Improvement Corp.
Rev Ref Airport Facil Imp			CCC+	2,000	1,100,100
			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche Loans 6.35%					$29,438,839
(Cost $58,087,961)

Airlines 3.82%					17,707,427
Delta Air Lines, Inc.,
Tranche (2nd Lien Fac), 04/30/14			B-	10,735,273	6,410,086
Tranche A (Fac LN329495), 04-30-12			BB-	432,929	324,697
United Air Lines, Inc., Tranche B, 01-12-14 (G)			B3	1,485	770,550
US Airways Group, Inc.,
Tranche LCC, 03-23-14			B-	22,424	10,196,033
Term Loan (G)			B	606	6,061

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming 0.83%					3,851,250
Greektown Holdings LLC,
Tranche (Fac LN395635), 09/09/09			B-	497,736	502,337
Tranche (Fac LN395635), 09/09/09			B-	2,154,467	2,176,793
Tranche (Fac LN395635), 09/09/09			B-	1,202,174	1,172,120

Hotels, Resorts & Cruise Lines 0.32%					1,462,500
East Valley Tourist Development Authority
Development Authority, Tranche (Facility LN5501750) 8-6-12			B3	2,925	1,462,500

Paper Products 0.23%					1,082,844
Abitibibowater, Inc.
Tranche B (Fac LN385806), 03-31-09			B-	1,041	757,627
Tembec, Inc. (G)
(Tranche (Fac LNTEMBEC1), 02-28-12			CC	618	325,217

Publishing 0.69%					3,188,995
Idearc, Inc
Tranche (Fac LN299784) 1-11-14			B-	3,000	1,046,250

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Star Tribune Co.
Tranche (2nd Lien), 02/28/15			B-	5,172,097	0
Tranche (1st Lien Note Fac LN321132), 03/01/14			B-	10,734,351	2,142,745

Trucking 0.46%					2,145,823
Saint Acquisition Corp.,
Tranche B (Fac LN333702), 05/06/14			B+	2,695,311	1,336,450
Tranche B (Fac LN333703), 05/06/14			BB	1,573,710	809,373

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 1.63%					$7,555,475
(Cost $9,511,318)

U.S. Government Agency 1.63%					7,555,475
Small Business Administration,
CMBS Trust Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	Ba3	5,460	4,258,800
CMBS Trust Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	B1	4,045	3,296,675

Collateralized Mortgage Obligations 4.10%					$18,997,763
(Cost $29,746,875)

Collateralized Mortgage Obligations 4.10%					18,997,763
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1 Class M1(S)	8.285	06/20/31	BB	12,865	8,354,145
Dominos Pizza Master Issuer LLC,
CMO-REMIC Ser 2007-1- M1 (S)	7.629	04/25/37	BB	12,710	5,084,000
Global Tower Partners Acquisition Partners LLC,
CMO-REMIC Sub Bond Ser 2007-1A-G (S)	7.874	05/15/37	B2	1,945	1,410,810
Harborview Mortgage Loan Trust,
CMO-REMIC Ser 2007-3 Class ES IO (G)(H)	Zero	05/19/47	AAA	264,032	1,485,180
CMO-REMIC Ser 2007-4 Class ES IO (G)(H)	Zero	07/19/47	AAA	266,982	1,585,207
CMO-REMIC Ser 2007-6 Class ES IO (G)(H)	Zero	08/19/37	BB	191,719	1,078,421

Asset Backed Securities 3.47%					$15,220,478
(Cost $39,769,205)

Airlines 3.06%					14,204,334
Alaska Airlines, Inc.,
Equip Trust Ctf Ser D	9.500	04/12/12	B-	3,250	2,160,987
American Airlines, Inc.,
Pass Thru Ctf Ser 1988-A4	10.210	01/01/10	CCC+	1,041	790,977
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07/30/14	CCC+	4,541	2,906,160
Pass Thru Ctf Ser 1992-A1	8.080	09/11/11	CCC+	1,156	832,310
Pass Thru Ctf Ser 1994-A5	10.190	05/26/16	CCC+	4,211	1,973,906
Delta Airlines, Inc.,	7.320	04/30/12	BB-	7,398	5,529,983
Northwest Airlines Corp.,	1.000	01/16/17	D	15,890	10,011

Broadcasting & Cable TV 0.21%					962,813
Sirius XM Radio, Inc. (I)	7.840	12/20/12	B	1,284	962,813

Thrifts & Mortgage Finance 0.01%					53,331
IndyMac Index NIM Corp.,
CMO-REMIC Ser 2006-AR6-N3 (S)	8.833	06/25/46	BB	3,861	2,463

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Lehman XS Net Interest Margin Notes,
CMO-REMIC Ser 2006-GPM8-A3 (S)	9.000	01/28/47	Ba3	1,171	16,268
CMO-REMIC Ser 2006-GPM8-A4 (S)	9.000	01/28/47	B2	1,730	34,600

	Exercise	Expiration		Number of
Issuer, description	Price	Date		Contracts)	Value

Options Purchased 0.26%					$1,223,475
(Cost $5,182,863)

Calls 0.26%					1,223,475
Comcast Corp.	$20	Jan-2010		859	558,350
Comcast Corp.	15	Jan-2010		286	600,600
Comcast Corp.	25	Jan-2010		258	64,525

Issuer, description				Shares	Value

Warrants 0.01%					$58,379
(Cost $5,872,532)

Airlines 0.00%					0
ATA Holdings Corp. (I)				12	—

Broadcasting & Cable TV 0.00%					2,723
Granite Broadcasting Corp. (Class A) (I)				29	292
Sirius XM Radio, Inc. (I)				9	2,431

Casinos & Gaming 0.00%					0
Silver Slipper Casino (B)(I)				2	—

Diversified Metals & Mining 0.00%					2,201
Katanga Mining Ltd (I)				80	2,201

Food Retail 0.00%					356
Pathmark Stores, Inc. (I)				126	356

Gold 0.01%					53,099
New Gold, Inc. (I)				169	53,099

Restaurants 0.00%					0
Planet Hollywood International, Inc. (B)(I)				3	—

Textiles 0.00%					0
HF Holdings (B)(I)				28	—

Short-term investments 1.44%					$6,696,791
(Cost $6,696,791)

U.S. Government Agency 1.44%					6,696,791
Federal Home Loan Bank,
Discount Note	Zero	03/02/09	AAA	2,600	2,599,991
U.S. Treasury Bill	Zero	06/25/09	AAA	4,100	4,096,800

Total investments (Cost $1,301,249,502)† 104.54%					$484,979,183

Other assets and liabilities, net (4.54%)					($21,051,643)

Total net assets 100.00%					$463,927,540

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

ADR American Depositary Receipt

GDR Global Depositary Receipt

Gtd Guaranteed

IO Interest only (carries notional principal amount)

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. This security amounted $21,417,326 or 4.62% of the Fund's net assets as of February 28, 2009

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,894,863 or 30.59% of the net assets of the Fund as of February 28, 2009.

(U) Variable rate preferred.

(†) At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,303,105,265. Net unrealized depreciation aggregated $818,126,082 of which $7,641,703 related to appreciated investment securities and $825,767,785 related to depreciated investment securities

Notes to portfolio of investments (unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

12

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$53,987,990	$-
Level 2 – Other Significant Observable Inputs	372,922,284	(16,236,766)
Level 3 – Significant Unobservable Inputs	58,068,909	-
Total	$484,979,183	($16,236,766)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANACIAL
	SECURITIES	INSTRUMENTS
Balance as of May 31, 2008	$149,899,329	$-
Accrued discounts/premiums	767,387	-
Realized gain (loss)	(15,225,834)	-
Change in unrealized appreciation (depreciation)	(68,538,400)	-
Net purchases (sales)	(41,380,048)	-
Transfers in and/or out of Level 3	32,546,475	-
Balance as of February 28, 2009	$58,068,909	$-

Forward Foreign Currency Contracts The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one country to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to the Fund’s securities denominated or generally quoted in a specific currency. The Fund utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies that the Fund has or expects to have an exposure. The Fund may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities. Proxy hedging is often used when a currency that the Fund is exposed is generally difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Fund’s securities are (or are expected to be) denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange

13

rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes unfavorably to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable countries.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

The Fund had the following open forward currency contracts at February 28, 2009:

	Principal amount
	covered by
Currency	contract	Settlement date	Unrealized appreciation
Sells
Australian Dollar	3,003,560	Mar 2009	$185,055
Canadian Dollar	16,980,930	Mar 2009	1,197,984
Euro Currency	6,228,137	Mar 2009	359,625
Pound Sterling	3,200,275	Mar 2009	122,742
			$1,865,406

Swap Contracts The Fund may enter interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks, or to enhance potential gains. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. In connection with these agreements, the Fund will hold cash or identify securities equal to the net amount, if any, of the Fund’s obligations, with respect to the swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Upfront payments made/received by the Fund represent payments to compensate for differences between the stated terms of the swap agreement and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be

14

unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund may be party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties as well as provisions outlining the general obligations of the Fund and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in a Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Fund. Due to declines in net assets of the Fund during the period ended February 28, 2009, one or more counterparties currently may be entitled to terminate the swap contracts early but none has elected to take such action. The Schedule to the ISDA Master Agreements may give counterparties the right to require that the Fund post additional collateral as opposed to giving the counterparties the right to terminate the ISDA Master Agreement.

Credit Default Swap Agreements Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to remedies which are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS, in which the Fund may act as the Buyer or Seller. By acting as the Seller, the Fund may increase leverage.

If the Fund is the Seller and a credit event occurs, the Fund will either pay to the Buyer the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index, or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the Buyer of protection and a credit event occurs, the Fund will either receive an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index, or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers, considering either industry standard recovery rates or entity specific factors and considerations, until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues, sovereign issues of an emerging country and asset-backed securities, involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues, or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use CDS on these types of securities to provide a measure of protection against defaults of the issuers, or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

15

CDS agreements on credit indices involve the Buyer making a stream of payments to the seller in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market, based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms, including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every year, and for most indices, each name has an equal weight in the index. The Fund may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices, which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of February 28, 2009, for which the Fund is the Seller, are disclosed in the footnotes to the tables below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

The Fund had the following credit default swap contracts (1) open at February 28, 2009:

		Notional			Unamortized
	Implied	Amount /			Upfront
	Credit	Exposure	(Pay) /		Payment	Unrealized
Counterparty /	Spread at	Purchased[2]	Received	Maturity	Paid	Appreciation
Reference Obligation	2-28-2009[3]	(000)	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Lehman Brothers /
				Mar
AMR Corp.	16.18%	2,000	5.00%	2013	-	($582,340)	($582,340)

Morgan Stanley /
				Sep
AMR Corp.	23.39%	3,000	5.00%	2010	($718,486)	60,696	(657,790)

Morgan Stanley /
				Sep
AMR Corp.	23.39%	3,000	5.00%	2010	(738,980)	81,189	(657,791)

Morgan Stanley /

16

				Sep
AMR Corp.	23.39%	5,000	5.00%	2010	(1,094,466)	(1,851)	(1,096,317)

Morgan Stanley /
Abitibi-Consolidated,				Sep
Inc.	118.10%	3,000	8.00%	2012	-	(2,416,124)	(2,416,124)

Morgan Stanley/
				Sep
AMR Corp.	24.57%	3,000	6.60%	2012	-	(1,103,649)	(1,103,649)

Morgan Stanley /
				Sep
BoWater, Inc.	80.72%	3,000	7.00%	2012	-	(2,286,042)	(2,286,042)

Morgan Stanley /
Texas Competitive				Jun
Electric Holdings	25.55%	10,000	4.60%	2013	-	(3,937,178)	(3,937,178)

Morgan Stanley /
Texas Competitive				Jun
Electric Holdings	22.88%	5,000	5.85%	2013	-	(1,695,967)	(1,695,967)

Morgan Stanley /
				Sep
Delta Airlines, Inc.	18.96%	5,000	5.00%	2013	(1,214,437)	(620,050)	(1,834,487)

Morgan Stanley /
				Sep
Delta Airlines, Inc.	18.96%	5,000	5.00%	2013	(1,082,528)	(751,959)	(1,834,487)

					($4,848,897)	($13,253,275)	($18,102,172)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads, which are represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

17

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Risks and uncertainties
Concentration Risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Fixed Income Risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Derivatives and counterparty risk

The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

18

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q3 2/09
4/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 27, 2009